Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.0%
Verbund AG	618,114	$52,628,157

Brazil — 4.2%
Auren Energia SA	5,850,430	17,760,008
Centrais Eletricas Brasileiras SA	18,597,309	148,923,549
CPFL Energia SA	3,595,379	23,571,147
EDP - Energias do Brasil SA	4,760,204	19,101,581
Light SA	5,812,260	4,362,372
Omega Energia SA(a)	4,109,815	7,148,842
		220,867,499
Canada — 4.4%
Ballard Power Systems Inc.(a)(b)	4,421,223	28,942,056
Boralex Inc., Class A	1,314,590	36,783,425
Brookfield Renewable Corp., Class A	953,038	30,019,031
Canadian Solar Inc.(a)(b)	742,616	31,241,855
Innergex Renewable Energy Inc.	1,762,843	20,959,886
Northland Power Inc.	3,110,919	83,562,621
		231,508,874
Chile — 0.5%
Enel Americas SA	180,901,879	23,948,927

China — 12.0%
CECEP Solar Energy Co. Ltd., Class A	6,103,900	6,946,805
CECEP Wind Power Corp, Class A	10,171,220	6,011,628
China Conch Venture Holdings Ltd.	13,572,000	28,800,940
China Datang Corp. Renewable Power Co. Ltd., Class H	45,356,000	14,965,869
China Three Gorges Renewables Group Co. Ltd., Class A	44,651,700	38,101,466
China Yangtze Power Co. Ltd., Class A	35,480,230	109,309,772
Daqo New Energy Corp., ADR(a)	—	—
Flat Glass Group Co. Ltd., Class H	7,722,000	24,176,231
Ginlong Technologies Co. Ltd., Class A(a)	589,050	16,059,218
Huaneng Lancang River Hydropower Inc.	10,530,957	10,429,212
JA Solar Technology Co. Ltd., Class A	3,674,123	36,013,785
Jiangsu Akcome Science & Technology Co. Ltd.(a)	6,987,800	3,208,026
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	192,212	11,635,573
Jinlei Technology Co. Ltd., NVS(a)	378,700	2,588,279
LONGi Green Energy Technology Co. Ltd., Class A	8,871,840	63,615,065
Ming Yang Smart Energy Group Ltd., Class A	3,544,800	14,673,740
Risen Energy Co. Ltd.(a)	1,390,800	7,026,271
Sichuan Chuantou Energy Co. Ltd., Class A	5,203,700	9,658,755
Sungrow Power Supply Co. Ltd., Class A	2,317,800	44,888,183
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,042,300	31,811,047
Titan Wind Energy Suzhou Co. Ltd., Class A	2,812,600	6,814,453
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	15,086,600	15,413,781
Xinyi Energy Holdings Ltd.	24,928,000	9,171,555
Xinyi Solar Holdings Ltd.	88,466,000	115,090,993
Zhejiang Windey Co. Ltd., NVS	1,100,270	2,747,208
		629,157,855
Denmark — 7.0%
Orsted A/S(c)	1,707,024	152,013,871
Vestas Wind Systems A/S	7,358,335	215,316,613
		367,330,484
Security	Shares	Value

France — 0.4%
Neoen SA(c)	504,814	$18,955,474

Germany — 2.2%
Encavis AG	1,621,317	31,413,756
Nordex SE(a)	2,438,652	37,059,665
SMA Solar Technology AG(a)(b)	292,627	24,823,123
VERBIO Vereinigte BioEnergie AG	383,280	24,162,037
		117,458,581
India — 2.1%
Adani Green Energy Ltd.(a)	5,591,744	84,050,507
NHPC Ltd., NVS	44,431,822	23,896,771
		107,947,278
Israel — 0.6%
Energix-Renewable Energies Ltd.(b)	3,979,416	13,174,071
Enlight Renewable Energy Ltd.(a)	833,311	17,321,338
		30,495,409
Italy — 0.5%
ERG SpA	806,515	24,353,892

Japan — 2.1%
Chubu Electric Power Co. Inc.	9,025,500	97,214,301
RENOVA Inc.(a)(b)	847,900	14,757,489
		111,971,790
New Zealand — 0.5%
Contact Energy Ltd.(b)	2,199,706	11,062,661
Meridian Energy Ltd.	4,079,162	14,098,421
		25,161,082
Norway — 0.7%
NEL ASA(a)(b)	13,109,653	22,467,791
Scatec ASA(c)	1,482,178	12,088,905
		34,556,696
Portugal — 2.4%
EDP - Energias de Portugal SA	24,167,279	120,069,262
Greenvolt Energias Renovaveis SA(a)	732,788	6,143,097
		126,212,359
Singapore — 0.2%
Maxeon Solar Technologies Ltd.(a)(b)	438,757	9,635,104

South Korea — 2.3%
CS Wind Corp.	583,914	30,558,830
Doosan Fuel Cell Co. Ltd.(a)(b)	791,888	21,569,436
Hanwha Solutions Corp.(a)(b)	1,790,536	66,355,918
		118,484,184
Spain — 8.3%
Corp. ACCIONA Energias Renovables SA	990,496	40,505,440
EDP Renovaveis SA	2,179,703	47,410,896
Iberdrola SA	26,317,369	308,749,194
Iberdrola SA, NVS	520,723	6,082,786
Solaria Energia y Medio Ambiente SA(a)	1,579,107	32,401,182
		435,149,498
Sweden — 0.2%
PowerCell Sweden AB(a)(b)	858,957	11,517,031

Switzerland — 1.3%
BKW AG	206,367	29,676,042
Meyer Burger Technology AG(a)(b)	55,989,208	39,855,326
		69,531,368
Taiwan — 0.7%
Motech Industries Inc.	6,811,358	6,615,001

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
TSEC Corp.(a)	9,273,522	$11,490,343
United Renewable Energy Co. Ltd.(a)	27,560,000	19,477,890
		37,583,234
Thailand — 1.7%
Energy Absolute PCL, NVDR	33,131,400	87,099,930

United Kingdom — 0.8%
Atlantica Sustainable Infrastructure PLC	1,248,790	34,241,822
ReNew Energy Global PLC(a)(b)	1,626,577	9,759,462
		44,001,284
United States — 42.3%
Array Technologies Inc.(a)(b)	2,729,406	60,674,695
Avangrid Inc.	1,015,525	42,824,689
Bloom Energy Corp., Class A(a)(b)	3,493,207	87,085,651
Clearway Energy Inc., Class C	1,199,395	40,527,557
Consolidated Edison Inc.	3,188,312	303,878,017
Enphase Energy Inc.(a)	1,755,298	388,587,871
First Solar Inc.(a)(b)	1,930,704	342,893,030
FTC Solar Inc.(a)(b)	632,595	1,739,636
FuelCell Energy Inc.(a)(b)	5,932,800	21,714,048
Gevo Inc.(a)(b)	4,626,318	9,807,794
Green Plains Inc.(a)(b)	1,004,219	34,916,695
Ormat Technologies Inc.(b)	949,581	87,883,722
Plug Power Inc.(a)(b)	10,216,251	173,880,592
REX American Resources Corp.(a)	302,723	9,905,097
Shoals Technologies Group Inc., Class A(a)(b)	2,643,184	73,718,402
SolarEdge Technologies Inc.(a)(b)	1,088,492	347,370,452
Sunnova Energy International Inc.(a)(b)	1,927,228	37,542,401
SunPower Corp.(a)(b)	1,664,491	29,012,078
Sunrun Inc.(a)(b)	4,149,951	109,060,712
TPI Composites Inc.(a)(b)	818,392	10,680,016
		2,213,703,155

Total Common Stocks — 98.4%
(Cost: $4,948,217,985)		5,149,259,145
Security	Shares	Value

Preferred Stocks

Brazil — 1.2%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	28,535,807	$64,421,005

Total Preferred Stocks — 1.2%
(Cost: $63,545,899)		64,421,005

Total Long-Term Investments — 99.6%
(Cost: $5,011,763,884)		5,213,680,150

Short-Term Securities

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	605,295,281	605,658,459
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	11,630,000	11,630,000

Total Short-Term Securities — 11.8%
(Cost: $616,879,981)		617,288,459

Total Investments — 111.4%
(Cost: $5,628,643,865)		5,830,968,609

Liabilities in Excess of Other Assets — (11.4)%		(596,626,383)

Net Assets — 100.0%		$5,234,342,226

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$691,889,565	$—	$(86,682,887	)(a)	$115,859	$335,922	$605,658,459	605,295,281	$3,497,262	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,160,000	—	(15,530,000	)(a)	—	—	11,630,000	11,630,000	194,093		5
					$115,859	$335,922	$617,288,459		$3,691,355		$5

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	29	03/17/23	$1,321	$94,405
MSCI Emerging Markets Index	46	03/17/23	2,403	100,351
S&P 500 E-Mini Index	30	03/17/23	6,135	300,563
				$495,319

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$3,647,822	$455,247	(c)	$4,081,407	0.1%
	Monthly	JPMorgan Chase Bank NA(d)	02/08/23	1,230,123	201,720	(e)	1,373,519	0.0	(f)
					$656,967		$5,454,926

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $21,662 of net dividends, payable for referenced securities purchased and financing fees.

(e)	Amount includes $58,324 of net dividends, payable for referenced securities purchased and financing fees.

(f)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.	117,383	$4,081,407	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$4,081,407

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.	39,503	$1,373,519	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,373,519

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$—	$52,628,157	$—	$52,628,157
Brazil	220,867,499	—	—	220,867,499
Canada	231,508,874	—	—	231,508,874
Chile	23,948,927	—	—	23,948,927
China	—	629,157,855	—	629,157,855
Denmark	—	367,330,484	—	367,330,484
France	—	18,955,474	—	18,955,474
Germany	—	117,458,581	—	117,458,581
India	—	107,947,278	—	107,947,278
Israel	—	30,495,409	—	30,495,409
Italy	—	24,353,892	—	24,353,892
Japan	—	111,971,790	—	111,971,790
New Zealand	—	25,161,082	—	25,161,082
Norway	—	34,556,696	—	34,556,696
Portugal	—	126,212,359	—	126,212,359
Singapore	9,635,104	—	—	9,635,104
South Korea	—	118,484,184	—	118,484,184
Spain	—	435,149,498	—	435,149,498

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Sweden	$—	$11,517,031	$—	$11,517,031
Switzerland	—	69,531,368	—	69,531,368
Taiwan	—	37,583,234	—	37,583,234
Thailand	—	87,099,930	—	87,099,930
United Kingdom	44,001,284	—	—	44,001,284
United States	2,213,703,155	—	—	2,213,703,155
Preferred Stocks	64,421,005	—	—	64,421,005
Short-Term Securities
Money Market Funds	617,288,459	—	—	617,288,459
	$3,425,374,307	$2,405,594,302	$—	$5,830,968,609
Derivative Financial Instruments(a)
Assets
Equity Contracts	$400,914	$751,372	$—	$1,152,286

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares